Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2045 Fund
December 31, 2021
AFF45-NPRT3-0322
1.843408.115
U.S. Treasury Obligations - 0.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.05% 1/6/22 to 3/3/22 (b) (Cost $439,984)	440,000	439,991

Domestic Equity Funds - 50.9%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	7,636,991	126,086,714
Fidelity Advisor Series Growth Opportunities Fund (c)	6,182,460	86,863,569
Fidelity Advisor Series Small Cap Fund (c)	3,974,726	57,633,531
Fidelity Series All-Sector Equity Fund (c)	4,570,683	54,391,132
Fidelity Series Commodity Strategy Fund (c)	9,972,356	40,786,934
Fidelity Series Large Cap Stock Fund (c)	10,557,432	200,485,640
Fidelity Series Large Cap Value Index Fund (c)	1,393,305	21,679,829
Fidelity Series Opportunistic Insights Fund (c)	5,649,975	117,180,490
Fidelity Series Small Cap Opportunities Fund (c)	4,764,538	71,086,907
Fidelity Series Stock Selector Large Cap Value Fund (c)	9,079,376	127,656,030
Fidelity Series Value Discovery Fund (c)	7,869,209	130,392,788
TOTAL DOMESTIC EQUITY FUNDS (Cost $790,422,187)		1,034,243,564

International Equity Funds - 42.1%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	4,094,510	59,493,234
Fidelity Series Emerging Markets Fund (c)	2,751,323	28,916,402
Fidelity Series Emerging Markets Opportunities Fund (c)	12,455,648	261,817,720
Fidelity Series International Growth Fund (c)	7,996,400	152,891,177
Fidelity Series International Small Cap Fund (c)	2,147,115	45,926,793
Fidelity Series International Value Fund (c)	13,695,223	152,975,639
Fidelity Series Overseas Fund (c)	10,615,715	152,866,294
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $663,623,458)		854,887,259

Bond Funds - 7.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	405,030	4,070,550
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	1,609,467	16,303,904
Fidelity Series Emerging Markets Debt Fund (c)	1,166,320	10,578,524
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	377,186	3,560,633
Fidelity Series Floating Rate High Income Fund (c)	216,870	2,008,212
Fidelity Series High Income Fund (c)	1,282,423	12,234,319
Fidelity Series International Credit Fund (c)	79,295	786,602
Fidelity Series Investment Grade Bond Fund (c)	385,390	4,478,232
Fidelity Series Long-Term Treasury Bond Index Fund (c)	9,417,863	80,240,193
Fidelity Series Real Estate Income Fund (c)	644,695	7,562,267
TOTAL BOND FUNDS (Cost $142,188,477)		141,823,436

Short-Term Funds - 0.0%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (d) (Cost $1,269,289)	1,269,039	1,269,293

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,597,943,395)	2,032,663,543
NET OTHER ASSETS (LIABILITIES) - 0.0%	(354,665)
NET ASSETS - 100.0%	2,032,308,878

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	11	Mar 2022	674,465	3,995	3,995

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $185,992.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	772,532	4,101,096	3,604,335	237	-	-	1,269,293	0.0%
Total	772,532	4,101,096	3,604,335	237	-	-	1,269,293

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	117,223,615	35,729,556	28,312,458	21,463,286	2,553,773	(1,107,772)	126,086,714
Fidelity Advisor Series Growth Opportunities Fund	81,517,143	33,905,842	16,610,542	19,738,735	569,061	(12,517,935)	86,863,569
Fidelity Advisor Series Small Cap Fund	53,038,502	13,816,924	7,421,276	10,036,936	1,535,301	(3,335,920)	57,633,531
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	8,742,813	4,639,338	31,943	(27,510)	(5,415)	4,070,550
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	17,160,891	933,522	86,074	(2,361)	78,896	16,303,904
Fidelity Series All-Sector Equity Fund	50,122,156	10,976,653	7,889,600	7,676,705	777,140	404,783	54,391,132
Fidelity Series Canada Fund	45,035,790	12,136,741	4,139,491	1,248,938	72,309	6,387,885	59,493,234
Fidelity Series Commodity Strategy Fund	51,391,872	20,648,465	23,983,546	16,717,794	(2,630,858)	(4,638,999)	40,786,934
Fidelity Series Emerging Markets Debt Fund	10,033,172	1,664,848	1,088,744	363,453	(42,449)	11,697	10,578,524
Fidelity Series Emerging Markets Debt Local Currency Fund	3,252,856	705,846	183,535	136,000	(5,772)	(208,762)	3,560,633
Fidelity Series Emerging Markets Fund	29,459,935	6,087,432	3,711,188	940,651	22,510	(2,942,287)	28,916,402
Fidelity Series Emerging Markets Opportunities Fund	266,044,022	77,184,934	31,907,432	29,715,605	49,756	(49,553,560)	261,817,720
Fidelity Series Floating Rate High Income Fund	1,933,142	236,009	175,766	65,997	(2,315)	17,142	2,008,212
Fidelity Series Government Money Market Fund 0.08%	12,282,467	824,523	13,106,990	2,750	-	-	-
Fidelity Series High Income Fund	11,513,783	1,856,400	1,333,227	510,748	(11,647)	209,010	12,234,319
Fidelity Series Inflation-Protected Bond Index Fund	36,909,083	4,222,794	42,630,399	382,817	3,440,628	(1,942,106)	-
Fidelity Series International Credit Fund	771,474	19,901	-	19,901	-	(4,773)	786,602
Fidelity Series International Growth Fund	126,198,384	28,065,886	9,481,166	11,745,560	287,414	7,820,659	152,891,177
Fidelity Series International Small Cap Fund	39,608,469	8,071,447	3,265,833	5,337,551	101,334	1,411,376	45,926,793
Fidelity Series International Value Fund	126,148,990	38,007,114	15,087,554	7,374,724	261,563	3,645,526	152,975,639
Fidelity Series Investment Grade Bond Fund	835,424	5,418,058	1,749,584	28,000	(24,342)	(1,324)	4,478,232
Fidelity Series Large Cap Stock Fund	183,076,757	33,297,231	21,425,824	17,661,752	676,913	4,860,563	200,485,640
Fidelity Series Large Cap Value Index Fund	19,759,191	3,350,924	2,640,329	1,265,015	36,028	1,174,015	21,679,829
Fidelity Series Long-Term Treasury Bond Index Fund	50,647,435	35,566,466	10,365,993	1,176,594	(1,492,446)	5,884,731	80,240,193
Fidelity Series Opportunistic Insights Fund	108,685,609	30,540,915	26,194,474	18,307,995	2,511,997	1,636,443	117,180,490
Fidelity Series Overseas Fund	126,407,248	19,999,068	11,719,749	4,344,949	322,286	17,857,441	152,866,294
Fidelity Series Real Estate Income Fund	7,079,480	620,099	574,249	267,194	1,955	434,982	7,562,267
Fidelity Series Short-Term Credit Fund	2,587,191	69,028	2,656,447	12,506	59,115	(58,887)	-
Fidelity Series Small Cap Opportunities Fund	65,464,791	24,448,005	9,076,365	17,551,347	(90,037)	(9,659,487)	71,086,907
Fidelity Series Stock Selector Large Cap Value Fund	115,946,948	29,232,469	16,166,386	16,547,312	245,057	(1,602,058)	127,656,030
Fidelity Series Value Discovery Fund	118,692,084	24,298,775	17,766,355	10,501,370	535,266	4,633,018	130,392,788
	1,861,667,013	526,906,057	336,237,362	221,260,202	9,729,669	(31,111,118)	2,030,954,259

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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